Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Entity Central Index Key	0000088053
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000016557
Shareholder Report [Line Items]
Fund Name	DWS Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	SEKAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Emerging Markets Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.69%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.17%	[1]
AssetsNet	$ 57,815,373
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 97,737
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	57,815,373
Number of Portfolio Holdings	72
Portfolio Turnover Rate (%)	48
Total Net Advisory Fees Paid ($)	97,737

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Exchange-Traded Funds	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	32%
Information Technology	25%
Consumer Discretionary	20%
Communication Services	9%
Energy	3%
Industrials	3%
Consumer Staples	2%
Materials	2%
Real Estate	1%
Health Care	1%

Geographical Diversification

Country	% of Net Assets
China	27%
Taiwan	18%
India	16%
Korea	8%
Hong Kong	5%
Brazil	4%
Netherlands	3%
Poland	3%
Turkey	3%
South Africa	2%
Other	10%

Ten Largest Equity Holdings

Holdings	47.7% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	13.4%
Tencent Holdings Ltd. (China)	6.9%
ICICI Bank Ltd. (India)	4.8%
Alibaba Group Holding Ltd. (China)	4.6%
HDFC Bank Ltd. (India)	3.7%
Prosus NV (Netherlands)	3.2%
AIA Group Ltd. (Hong Kong)	3.2%
BYD Co., Ltd. (China)	3.1%
MediaTek, Inc. (Taiwan)	2.6%
Capitec Bank Holdings Ltd. (South Africa)	2.2%

C000016560
Shareholder Report [Line Items]
Fund Name	DWS Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	SEKCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Emerging Markets Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$95	1.92%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 2.34%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.92%	[2]
AssetsNet	$ 57,815,373
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 97,737
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	57,815,373
Number of Portfolio Holdings	72
Portfolio Turnover Rate (%)	48
Total Net Advisory Fees Paid ($)	97,737

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Exchange-Traded Funds	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	32%
Information Technology	25%
Consumer Discretionary	20%
Communication Services	9%
Energy	3%
Industrials	3%
Consumer Staples	2%
Materials	2%
Real Estate	1%
Health Care	1%

Geographical Diversification

Country	% of Net Assets
China	27%
Taiwan	18%
India	16%
Korea	8%
Hong Kong	5%
Brazil	4%
Netherlands	3%
Poland	3%
Turkey	3%
South Africa	2%
Other	10%

Ten Largest Equity Holdings

Holdings	47.7% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	13.4%
Tencent Holdings Ltd. (China)	6.9%
ICICI Bank Ltd. (India)	4.8%
Alibaba Group Holding Ltd. (China)	4.6%
HDFC Bank Ltd. (India)	3.7%
Prosus NV (Netherlands)	3.2%
AIA Group Ltd. (Hong Kong)	3.2%
BYD Co., Ltd. (China)	3.1%
MediaTek, Inc. (Taiwan)	2.6%
Capitec Bank Holdings Ltd. (South Africa)	2.2%

C000205760
Shareholder Report [Line Items]
Fund Name	DWS Emerging Markets Equity Fund
Class Name	Class R6
Trading Symbol	SEKRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Emerging Markets Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$45	0.92%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.27%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.92%	[3]
AssetsNet	$ 57,815,373
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 97,737
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	57,815,373
Number of Portfolio Holdings	72
Portfolio Turnover Rate (%)	48
Total Net Advisory Fees Paid ($)	97,737

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Exchange-Traded Funds	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	32%
Information Technology	25%
Consumer Discretionary	20%
Communication Services	9%
Energy	3%
Industrials	3%
Consumer Staples	2%
Materials	2%
Real Estate	1%
Health Care	1%

Geographical Diversification

Country	% of Net Assets
China	27%
Taiwan	18%
India	16%
Korea	8%
Hong Kong	5%
Brazil	4%
Netherlands	3%
Poland	3%
Turkey	3%
South Africa	2%
Other	10%

Ten Largest Equity Holdings

Holdings	47.7% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	13.4%
Tencent Holdings Ltd. (China)	6.9%
ICICI Bank Ltd. (India)	4.8%
Alibaba Group Holding Ltd. (China)	4.6%
HDFC Bank Ltd. (India)	3.7%
Prosus NV (Netherlands)	3.2%
AIA Group Ltd. (Hong Kong)	3.2%
BYD Co., Ltd. (China)	3.1%
MediaTek, Inc. (Taiwan)	2.6%
Capitec Bank Holdings Ltd. (South Africa)	2.2%

C000016561
Shareholder Report [Line Items]
Fund Name	DWS Emerging Markets Equity Fund
Class Name	Class S
Trading Symbol	SEMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Emerging Markets Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$49	1.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.45%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.00%	[4]
AssetsNet	$ 57,815,373
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 97,737
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	57,815,373
Number of Portfolio Holdings	72
Portfolio Turnover Rate (%)	48
Total Net Advisory Fees Paid ($)	97,737

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Exchange-Traded Funds	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	32%
Information Technology	25%
Consumer Discretionary	20%
Communication Services	9%
Energy	3%
Industrials	3%
Consumer Staples	2%
Materials	2%
Real Estate	1%
Health Care	1%

Geographical Diversification

Country	% of Net Assets
China	27%
Taiwan	18%
India	16%
Korea	8%
Hong Kong	5%
Brazil	4%
Netherlands	3%
Poland	3%
Turkey	3%
South Africa	2%
Other	10%

Ten Largest Equity Holdings

Holdings	47.7% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	13.4%
Tencent Holdings Ltd. (China)	6.9%
ICICI Bank Ltd. (India)	4.8%
Alibaba Group Holding Ltd. (China)	4.6%
HDFC Bank Ltd. (India)	3.7%
Prosus NV (Netherlands)	3.2%
AIA Group Ltd. (Hong Kong)	3.2%
BYD Co., Ltd. (China)	3.1%
MediaTek, Inc. (Taiwan)	2.6%
Capitec Bank Holdings Ltd. (South Africa)	2.2%

C000063926
Shareholder Report [Line Items]
Fund Name	DWS Emerging Markets Equity Fund
Class Name	Institutional Class
Trading Symbol	SEKIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Emerging Markets Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$45	0.92%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.31%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.92%	[5]
AssetsNet	$ 57,815,373
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 97,737
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	57,815,373
Number of Portfolio Holdings	72
Portfolio Turnover Rate (%)	48
Total Net Advisory Fees Paid ($)	97,737

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Exchange-Traded Funds	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	32%
Information Technology	25%
Consumer Discretionary	20%
Communication Services	9%
Energy	3%
Industrials	3%
Consumer Staples	2%
Materials	2%
Real Estate	1%
Health Care	1%

Geographical Diversification

Country	% of Net Assets
China	27%
Taiwan	18%
India	16%
Korea	8%
Hong Kong	5%
Brazil	4%
Netherlands	3%
Poland	3%
Turkey	3%
South Africa	2%
Other	10%

Ten Largest Equity Holdings

Holdings	47.7% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	13.4%
Tencent Holdings Ltd. (China)	6.9%
ICICI Bank Ltd. (India)	4.8%
Alibaba Group Holding Ltd. (China)	4.6%
HDFC Bank Ltd. (India)	3.7%
Prosus NV (Netherlands)	3.2%
AIA Group Ltd. (Hong Kong)	3.2%
BYD Co., Ltd. (China)	3.1%
MediaTek, Inc. (Taiwan)	2.6%
Capitec Bank Holdings Ltd. (South Africa)	2.2%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.